Property, Plant and Equipment (Details) - Schedule of property, plant and equipment - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cost
At January	€ 15
Additions during the year	6	15
Transfers during the year	(15)
At December	6	15
Depreciation
At January
Charge for year
At December
Net book values
At December	6	15
Assets under Construction [Member]
Cost
At January	15
Additions during the year	6	15
Transfers during the year	(15)
At December	6	15
Depreciation
At January
Charge for year
At December
Net book values
At December	6	15
Office and other equipment [Member]
Cost
At January
Additions during the year
Transfers during the year
At December
Depreciation
At January
Charge for year
At December
Net book values
At December